UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	10,000,000	10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0